Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended					12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Amendment to Contract Term Employee	Apr. 30, 2013 Before Amendment	Apr. 30, 2013 Before Amendment Minimum	Apr. 30, 2013 Before Amendment Maximum	Apr. 30, 2013 After Amendment	Dec. 31, 2013 After Amendment Minimum	Dec. 31, 2013 After Amendment Maximum	Apr. 30, 2013 Amendment to Exercise Price and Cancellation Employee	Apr. 30, 2013 Amendment to Exercise Price	Apr. 30, 2013 Amendment to Share Based Compensation	Dec. 31, 2013 Amendment to Share Based Compensation	Dec. 31, 2013 Stock Option	Dec. 31, 2013 Share Incentive Plan	Feb. 20, 2012 Share Incentive Plan	Dec. 31, 2013 Ordinary Shares	Apr. 01, 2008 Ordinary Shares	Dec. 31, 2013 Nonvested Shares	Dec. 31, 2012 Nonvested Shares	Dec. 31, 2011 Nonvested Shares	Dec. 31, 2013 Nonvested Shares Minimum	Dec. 31, 2013 Nonvested Shares Maximum	Dec. 31, 2013 Nonvested Shares Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share reserved for issuance																1,971,332			7,500,000
Share issue, exercise of option	4,249,430															28,668		6,955,273
Share options available for future issuance and excluded from computation of earnings per share	1,321,785	2,350,418																544,727
Share reserved for share incentive plan																	2,000,000
Options outstanding	599,276	5,639,571		917,958							930,000	625,000
Option amendment, employee impacted				28							5
Options outstanding contract term					5 years			10 years
Exercise Prices range						$ 3.15	$ 3.4
Options canceled	1,847,958												305,000
Incremental share-based compensation													$ 1,300,000
Share based compensation recognized														700,000
Fair value of share option grant	$ 1.56								$ 0.66	$ 2.60
Total unrecognized compensation cost related to non-vested share-based compensation															231,000					1,982,000
Unrecognized compensation cost, weighted-average recognition period															4 months 28 days					3 years 6 months 18 days
Aggregate intrinsic value of options exercised under the Company's stock option plans	4,090,000	315,000	407,000
Number of nonvested shares granted	800,000																			800,000	190,668	372,000			250,000
Share based compensation vesting period																							2 years	4 years
Fair value share vested during period																				$ 1,773,000	$ 1,767,000